The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, Dated May 11, 2001

Prospectus

July 5, 2001

Classes A, B and C

Pilgrim
Index Plus Protection
Fund

The Offering Phase will run from July 5, 2001 through [October 3], 2001. All monies to purchase shares during the Offering Phase must be received no later than [October 3], 2001.

This prospectus contains important information about investing in the Pilgrim Index Plus Protection Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

OBJECTIVE

INVESTMENT STRATEGY

RISKS

These pages contain a description of the Pilgrim Index Plus Protection Fund (Fund), including its objective, investment strategy and risks.

You’ll also find:

What you pay to invest. A list of the fees and expenses you pay — both directly and indirectly — when you invest in the Fund.

An Introduction to the Fund	1
Pilgrim Index Plus Protection Fund	2
What You Pay to Invest	4
Other Considerations	5
The Guarantee	6
Shareholder Guide	8
Management of the Fund	14
Dividends, Distributions and Taxes	15
More Information About Risks	16
Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

INTRODUCTION TO THE
PILGRIM INDEX PLUS PROTECTION FUND

This prospectus is designed to help you make informed decisions about your investments.

Please read it carefully.

Who should invest in the Fund?

THE PILGRIM INDEX PLUS PROTECTION FUND MAY SUIT YOU IF YOU:

•	have an investment time horizon of at least five years

•	are a conservative investor who seeks potential for growth but places a premium on capital preservation.

GENERAL INFORMATION ABOUT THE FUND

The Pilgrim Index Plus Protection Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. The Offering Phase will run from July 5, 2001 through [October 3], 2001. All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than [October 3], 2001 ([September 5], 2001 in the case of IRA rollovers). During the Offering Phase, Fund assets will be invested exclusively in short-term instruments. Once the Offering Phase terminates, the Guarantee Period begins.

The Guarantee Period will run from [October 4], 2001 through [October 3], 2006 (Guarantee Maturity Date). During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. The Fund guarantees that the value of each shareholder’s account on the Guarantee Maturity Date will be no less than the value of that shareholder’s account as of the inception of the Guarantee Period (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, the shareholder’s guaranteed amount will be reduced as more fully described below. The Fund’s Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to Pilgrim Equity Trust for the benefit of the Fund by MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor.

During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the Standard and Poor’s 500 Index, while maintaining a market level of risk.

The Fund’s investment objectives may be changed by the Trust’s Board of Trustees without shareholder approval.

The Fund is a series of the Pilgrim Equity Trust, a Massachusetts business trust.

 If you have any questions, please call 1-800-992-0180.
Pilgrim Index Plus Protection Fund       1

Adviser
ING Pilgrim Investments, LLC
Sub-Adviser
Aeltus Investment Management, Inc.

PILGRIM INDEX PLUS PROTECTION FUND

GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.

GUARANTEE
PERIOD
INVESTMENT
STRATEGY

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between an:

•	Equity Component, consisting primarily of common stocks, and a

•	Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities.

Equity Component — the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component’s net assets in stocks included in the Standard and Poor’s 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor’s Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Fixed Component — the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody’s Investors Services, Inc., futures on U.S. Treasury securities and money market instruments.

Asset Allocation — the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:

•	the market value of the Fund’s assets as compared to the aggregate guaranteed amount;

•	the prevailing level of interest rates;

•	equity market volatility; and

•	the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.

GUARANTEE
PERIOD
RISKS

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund’s strategy depends on the Sub-Adviser’s ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund’s assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Sub-Adviser’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility.

Shares of the Fund will rise and fall in value and you could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if you continue to hold Fund shares after the Guarantee Maturity Date.

For a description of additional principal risks, see “Other Principal Risks of Investing in the Fund” below and “More Information About Risks” later in this Prospectus.

2      Pilgrim Index Plus Protection Fund

PILGRIM INDEX PLUS PROTECTION FUND

INDEX PLUS
LARGECAP
PERIOD
OBJECTIVE

During the Index Plus LargeCap Period, the Fund seeks to outperform the total return performance of the S&P 500, while maintaining a market level of risk.

INDEX PLUS
LARGECAP
PERIOD
INVESTMENT
STRATEGY

During the Index Plus LargeCap Period, the Fund’s principal investment strategies are the same as those of the Enhanced Index Strategy, as described above under Equity Component.

INDEX PLUS
LARGECAP
PERIOD
RISKS

The principal risks of an investment in the Fund during the Index Plus LargeCap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

For a description of additional principal risks, see “Other Principal Risks of Investing in the Fund” below and “More Information About Risks” later in this Prospectus.

Other Principal Risks of Investing in the Fund

If Fund assets do not reach $75 million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described below.

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

 If you have any questions, please call 1-800-992-0180.
Pilgrim Index Plus Protection Fund       3

WHAT YOU PAY TO INVEST

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

Fees You Pay Directly

	Class A		Class B		Class C

Maximum sales charge on your investment (as a % of offering price) %	5.75	(1)	None		None
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	None	(2)	5.00	(3)	1.00	(4)

(1)	Reduced for purchases of $50,000 and over. Please see page 9.

(2)	A CDSC of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 9.

(3)	Imposed on redemptions within 1 year of purchase. The fee has scheduled reductions after the first year. Please see page 9.

(4)	Imposed on redemptions within 1 year of purchase. Please see page 9.

Operating Expenses Paid Each Year by the Fund(1)

(as a % of average net assets)

			Distribution		Total
			and Service		Fund	Waiver
		Management	(12b-1)	Other	Operating	and
Fund		Fee(2)	Fees	Expenses(3)	Expenses	Reimbursements(4)

Class A	%	0.80	0.25	[ ]	[ ]	[ ]
Class B	%	0.80	1.00	[ ]	[ ]	[ ]
Class C	%	0.80	1.00	[ ]	[ ]	[ ]

[Additional columns below]

[Continued from above table, first column(s) repeated]

Net
Fund	Expenses

Class A	1.75
Class B	2.50
Class C	2.50

(1)	Because the Fund is new, Other Expenses, shown above, are estimated.

(2)	Because the management fee will be different during the Offering Phase, Guarantee Period and the Index Plus LargeCap Period, the fee in this chart reflects the fee to be paid during the Guarantee Period. The fee during the Offering Phase is 0.25%. The fee during the Index Plus LargeCap Period is 0.60%.

(3)	An administrative services fee of 0.10%, as well as a fee of $5.00 per year per shareholder account, and a guarantee fee of [ %] are included in Other Expenses.

(4)	ING Pilgrim has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim within three years. The amount of the Fund’s expenses estimated to be waived or reimbursed by ING Pilgrim is shown under the heading “Waivers and Reimbursements”. The expense limit will continue through at least the Guarantee Maturity Date.

Examples

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance vary.

	1 Year*		3 Years*

Class A	[	]	[	]
Class B	[	]	[	]
Class C	[	]	[	]

*	ING Pilgrim is contractually obligated to waive fees and/or reimburse expenses through the Guarantee Maturity Date. Therefore, all figures reflect this waiver/reimbursement.

4      What You Pay to Invest

OTHER CONSIDERATIONS

In addition to the principal investment strategies and risks described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Use of Futures Contracts During the Guarantee Period. During the Guarantee Period, the Fund may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Fund uses futures to increase exposure or hedge existing exposure to a particular asset class. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

Use of Futures Contracts and Options During the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

Risks of Investing in Futures Contracts and Options. The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund’s expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

Portfolio Turnover. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. It is expected that the Fund may have a portfolio turnover rate in excess of 200%. A high portfolio turnover rate increases the Fund’s transaction costs and may increase your tax liability.

Transition Period. After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund’s Index Plus LargeCap Period investment objective.

 If you have any questions, please call 1-800-992-0180.
Other Considerations       5

THE GUARANTEE

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period (Guaranteed Amount). The Fund’s Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA pursuant to a financial guarantee insurance policy issued by MBIA for the benefit of the Fund. The Fund will pay to MBIA a fee equal to [    %] of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, MBIA will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call (800) 992-0180 for additional details regarding the Guarantee.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for an amount no less than the amount initially allocated to the Fund plus any accrued interest earned during the Offering Phase and less any applicable CDSC.

Example. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.75%, $18,850 will be invested in Class A shares and you will have 1,885 shares in your account.

Assume further that at the end of the day preceding the inception of the Guarantee Period ([October 3], 2001), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of [October 3], 2001. To calculate your full guarantee, multiply the shares you own on [October 3], 2001 by the NAV per share for your class of shares on [October 3], 2001. Using our example:

Shares you own on [October 3], 2001	1,885.000
NAV per share of Class A shares on [October 3], 2001	X$10.02

Your Guaranteed Amount	$18,887.70

Your Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now December 11, 2001 and the Fund declares a dividend of $0.15 per share. Also, assume that the Class A NAV is $11.25 per share at the end of the day on December 11, 2001.

To recalculate your Guarantee per Share:

1.	Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,885 shares by $0.15 per share to arrive at $282.75.

2.	Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $282.75 divided by $11.25 or 25.133 shares.

3.	Adjust your account for your additional shares. Add 1,885 and 25.133 to arrive at your new share balance of 1,910.133.

4.	Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance.

6      The Guarantee

THE GUARANTEE

Using our example, divide $18,887.70 by 1,910.133 shares to arrive at the new Guarantee per Share of $9.8882.

5.	Your Guaranteed Amount still equals $18,887.70.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling 1-800-992-0180.

See “Dividends, Distribution and Taxes — Taxes in Relation to the Financial Guarantee” for additional details regarding the financial guarantee.

 If you have any questions, please call 1-800-992-0180.
The Guarantee       7

SHAREHOLDER

GUIDE	CHOOSING A SHARE CLASS

PILGRIM PURCHASE OPTIONSTM

You may select from up to three separate classes of shares: Class A, Class B and Class C.

Class A

•	Front-end sales charge, as described on the next page.

•	Distribution and service (12b-1) fee of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (12b-1) fees of 1.00%.

•	A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on the next page.(1)

•	Automatic conversion to Class A after 8 years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (12b-1) fees of 1.00%.

•	A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on the next page.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. For example, the front-end sales charge for Class A shares will reduce your Guaranteed Amount by the amount of the sales charge. In addition, the relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio. So Class B and Class C shares pay corresponding lower dividends and may have a lower net asset value than Class A. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

(1)	Investors who exchange shares of other Pilgrim Funds will be subject to the other Fund’s CDSC schedule which may mean that their CDSC will extend beyond the Guarantee Maturity Date.
8      Shareholder Guide

SHAREHOLDER

CHOOSING A SHARE CLASS	GUIDE

SALES CHARGE CALCULATION

Class A

Class A shares of the Fund are sold subject to the following sales charge:

	As a % of the	As a % of net
Your Investment	offering price	asset value
Less than $50,000	5.75	6.10
$50,000 – $99,999	4.50	4.71
$100,000 – $249,999	3.50	3.63
$250,000 – $499,999	2.50	2.56
$500,000 – $1,000,000	2.00	2.04
$1,000,000 and over	See below

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares may be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of purchase, as follows:

		Period during which
Your Investment	CDSC	CDSC applies
$1,000,000 – $2,499,999	1.00%	2 Years
$2,500,000 – $4,999,999	0.50%	1 Year
$5,000,000 and over	0.25%	1 Year

Class B

Class B shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The table below shows the applicable CDSC based on the time invested.

Redemption During	CDSC
Offering Phase and 1st year of Guarantee Period	5%
2nd year of Guarantee Period	4%
3rd year of Guarantee Period	3%
4th year of Guarantee Period	3%
5th year of Guarantee Period	2%
After Guarantee Period	None

Class C

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the first year of the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The Fund imposes a CDSC on redemptions made during the Offering Phase and the first year of the Guarantee Period. The table below shows the applicable CDSC based on the time invested.

Redemption During	CDSC
Offering Phase and 1st year of Guarantee Period	1.00%
After 1st year of Guarantee Period	None

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent — lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

•	Rights of Accumulation — lets you add the value of shares you already own to the amount of your next purchase for purposes of calculating the sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B or Class C shares during the Index Plus LargeCap Period, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege is not available during the Offering Phase or the Guarantee Period. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. In addition to the sales charge waiver based on investment size, Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       9

SHAREHOLDER

GUIDE	HOW TO PURCHASE SHARES

The minimum initial investment amount for the Fund is as follows:

•	Non-retirement accounts: $1,000

•	Retirement accounts: $1,000

•	Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month. This plan is available only during the Index Plus LargeCap period.

The minimum additional investment during the Offering Phase and Index Plus LargeCap Period (for existing shareholders only) is $100.

Make your investment using the table on the right.

All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than [October 3], 2001 ([September 5], 2001 in the case of IRA rollovers). Monies received after [October 3], 2001 will not be invested in the Fund, except under special circumstances as determined by the Board. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00.

Retirement Plans

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust — Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

	Initial	Additional
Method	Investment	Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.
By Mail
Visit or consult an investment professional. Make your check payable to the Pilgrim Funds and mail it, along with a completed Application. Please indicate your investment professional on the New Account Application.

Visit or consult an investment professional. Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the Fund and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire
Call the ING Pilgrim Operations Department at (800) 336-3436 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust Company
ABA #101003621
Kansas City, MO
credit to:
(the Fund) A/C  #751-8315; for further credit to:
Shareholder A/C #
(A/C # you received over the telephone) Shareholder Name:
(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Pilgrim Funds
P.O. Box 219368
Kansas City, MO
64121-6368
Wire the funds in the same manner described under “Initial Investment.”
10      Shareholder Guide

SHAREHOLDER

HOW TO REDEEM SHARES	GUIDE

You may redeem shares using the table on the right.

Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee. Moreover, redemptions may be subject to a CDSC.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

During the Index Plus LargeCap Period, you may elect to make periodic withdrawals from your account on a regular basis.

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Method	Procedures
By Contacting Your Investment Professional
You may redeem by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail
Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Pilgrim Funds
P.O. Box 219368
Kansas City, MO 64121-6368

If certified shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certificate is provided on the Account Application. A signature guarantee may be required.

By Telephone — Expedited Redemption
You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

Receiving Proceeds by Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

Receiving Proceeds by Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       11

SHAREHOLDER

GUIDE	TRANSACTION POLICIES

Net Asset Value

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are affected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of the Fund for shares of the same class of any other Pilgrim Fund, except for the Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, during the Index Plus LargeCap Period without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days’ prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

12      Shareholder Guide

SHAREHOLDER

TRANSACTION POLICIES	GUIDE

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       13

ADVISER

MANAGEMENT OF THE FUND	AND SUB-ADVISER

ING Pilgrim Investments, LLC, a Delaware limited liability company (ING Pilgrim or Adviser), serves as the investment adviser to the Fund. ING Pilgrim has overall responsibility for the management of the Fund. ING Pilgrim provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of June 30, 2001, ING Pilgrim managed over [$XX] billion in assets.

ING Pilgrim’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Pilgrim is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase	0.25%
Guarantee Period	0.80%
Index Plus LargeCap Period	0.60%

ING Pilgrim has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus or Sub-Adviser), to serve as the investment sub-adviser to the Fund’s portfolio. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2001, Aeltus managed over [$XX] billion in assets.

Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase	0.125%
Guarantee Period	0.40%
Index Plus LargeCap Period	0.30%

Portfolio Management During the Guarantee Period

Asset Allocation. Mary Ann Fernandez, Vice President, Aeltus, serves as strategist for the Fund and is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

Equity Component. Hugh T. M. Whelan, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Whelan has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus’ fixed income group since 1994.

Douglas E. Coté, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Coté has been serving as a quantitative equity analyst since 1996. Previously, Mr. Coté was responsible for developing quantitative applications for Aeltus’ equity department.

Fixed Component. The Fixed Component is managed by a team of Aeltus fixed-income specialists.

Portfolio Management During the Index Plus LargeCap Period

It is anticipated that Messrs. Whelan and Coté will manage the Fund during the Index Plus LargeCap Period.

14      Management of the Fund

DIVIDENDS,
DISTRIBUTIONS
AND TAXES

Dividends

Dividends are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the Fund will be reduced by the amount of the payment.

Dividend Reinvestment

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions invested in another Pilgrim Fund or paid in cash will reduce the Guarantee as described above. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of the Fund invested in another Pilgrim Fund which offers the same class shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your divided and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes in Relation to the Financial Guarantee. Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.

 If you have any questions, please call 1-800-992-0180.
Dividends, Distributions and Taxes       15

MORE INFORMATION ABOUT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities to changing interest rates.

Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, the Fund may, during the Index Plus LargeCap Period, lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of an increase the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest cost. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

16      More Information About Risks

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Fund in our:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission.

Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund’s SEC file number. The file number is: 811-8817.

IPPRED070501-051401

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, Dated May 11, 2001

Prospectus

July 5, 2001

Class Q

Pilgrim
Index Plus Protection
Fund

The Offering Phase will run from July 5, 2001 through [October 3], 2001. All monies to purchase shares during the Offering Phase must be received no later than [October 3], 2001.

This prospectus contains important information about investing in the Pilgrim Index Plus Protection Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

OBJECTIVE

INVESTMENT STRATEGY

RISKS

These pages contain a description of the Pilgrim Index Plus Protection Fund (Fund), including its objective, investment strategy and risks.

You’ll also find:

What you pay to invest . A list of the fees and expenses you pay — both directly and indirectly — when you invest in the Fund.

An Introduction to the Fund	1

Pilgrim Index Plus Protection Fund	2

What You Pay to Invest	4

Other Considerations	5

The Guarantee	6

Shareholder Guide	8

Management of the Fund	12

Dividends, Distributions and Taxes	13

More Information About Risks	14

Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

INTRODUCTION TO THE

PILGRIM INDEX PLUS PROTECTION FUND

This prospectus is designed to help you make informed decisions about your investments.

Please read it carefully.

Who should invest in the Fund?

THE PILGRIM INDEX PLUS PROTECTION FUND MAY SUIT YOU IF YOU:

•	have an investment time horizon of at least five years

•	are a conservative investor who seeks potential for growth but places a premium on capital preservation.

GENERAL INFORMATION ABOUT THE FUND

The Pilgrim Index Plus Protection Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. The Offering Phase will run from July 5, 2001 through [October 3], 2001. All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than [October 3], 2001 ([September 5], 2001 in the case of IRA rollovers). During the Offering Phase, Fund assets will be invested exclusively in short-term instruments. Once the Offering Phase terminates, the Guarantee Period begins.

The Guarantee Period will run from [October 4], 2001 through [October 3], 2006 (Guarantee Maturity Date). During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. The Fund guarantees that the value of each shareholder’s account on the Guarantee Maturity Date will be no less than the value of that shareholder’s account as of the inception of the Guarantee Period (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, the shareholder’s guaranteed amount will be reduced as more fully described below. The Fund’s Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to Pilgrim Equity Trust for the benefit of the Fund by MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor.

During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the Standard and Poor’s 500 Index, while maintaining a market level of risk.

The Fund’s investment objectives may be changed by the Trust’s Board of Trustees without shareholder approval.

The Fund is a series of the Pilgrim Equity Trust, a Massachusetts business trust.

 If you have any questions, please call 1-800-992-0180.
Pilgrim Index Plus Protection Fund       1

Adviser
ING Pilgrim Investments, LLC
Sub-Adviser
Aeltus Investment Management, Inc.

PILGRIM INDEX PLUS PROTECTION FUND

GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.

GUARANTEE
PERIOD
INVESTMENT
STRATEGIES

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between an:

•	Equity Component, consisting primarily of common stocks, and a

•	Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities.

Equity Component — the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component’s net assets in stocks included in the Standard and Poor’s 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor’s Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Fixed Component — the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody’s Investors Services, Inc., futures on U.S. Treasury securities and money market instruments.

Asset Allocation — the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:

•	the market value of the Fund’s assets as compared to the aggregate guaranteed amount;

•	the prevailing level of interest rates;

•	equity market volatility; and

•	the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.

GUARANTEE
PERIOD
RISKS

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund’s strategy depends on the Sub-Adviser’s ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund’s assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Sub-Adviser’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility.

Shares of the Fund will rise and fall in value and you could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if you continue to hold Fund shares after the Guarantee Maturity Date.

For a description of additional principal risks, see “Other Principal Risks of Investing in the Fund” below and “More Information About Risks” later in this Prospectus.

2      Pilgrim Index Plus Protection Fund

PILGRIM INDEX PLUS PROTECTION FUND

INDEX PLUS
LARGECAP
PERIOD
OBJECTIVE

During the Index Plus LargeCap Period, the Fund seeks to outperform the total return performance of the S&P 500, while maintaining a market level of risk.

INDEX PLUS
LARGECAP
PERIOD
INVESTMENT
STRATEGIES

During the Index Plus LargeCap Period, the Fund’s principal investment strategies are the same as those of the Enhanced Index Strategy, as described above under Equity Component.

INDEX PLUS
LARGECAP
PERIOD
RISKS

The principal risks of an investment in the Fund during the Index Plus LargeCap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

For a description of additional principal risks, see “Other Principal Risks of Investing in the Fund” below and “More Information About Risks” later in this Prospectus.

Other Principal Risks of Investing in the Fund

If Fund assets do not reach $75 million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment or (b) the then current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described below.

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

 If you have any questions, please call 1-800-992-0180.
Pilgrim Index Plus Protection Fund       3

WHAT YOU PAY TO INVEST

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

Fees You Pay Directly

Class Q

Maximum sales charge on your investment (as a % of offering price)	None
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	None

Operating Expenses Paid Each Year by the Fund(1)

(as a % of average net assets)

		Distribution		Total
		and Service		Fund	Waiver
	Management	(12b-1)	Other	Operating	and	Net
	Fee(2)	Fees	Expenses(3)	Expenses	Reimbursements(4)	Expenses

Class Q	0.80	0.25	[—]	[—]	[—]	1.75

(1)	Because the Fund is new, Other Expenses, shown above, are estimated.

(2)	Because the management fee will be different during the Offering Phase, Guarantee Period and the Index Plus LargeCap Period, the fee in this chart reflects the fee to be paid during the Guarantee Period. The fee during the Offering Phase is 0.25%. The fee during the Index Plus LargeCap Period is 0.60%.

(3)	An administrative services fee of 0.10%, as well as a fee of $5.00 per year per shareholder account, and a guarantee fee of [ %] are included in Other Expenses.

(4)	ING Pilgrim has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim through to the Guarantee Maturity Date. The amount of the Fund’s expenses estimated to be waived or reimbursed by ING Pilgrim is shown under the heading “Waivers and Reimbursements”. The expense limit will continue through at least the Guarantee Maturity Date.

Examples

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance vary.

		1 Year*		3 Years*

Class Q	$	[	]	[	]

*	ING Pilgrim is contractually obligated to waive fees and/or reimburse expenses through the Guarantee Maturity Date. Therefore, all figures reflect this waiver/reimbursement.

4      What You Pay to Invest

OTHER CONSIDERATIONS

In addition to the principal investment strategies and risks described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Use of Futures Contracts During the Guarantee Period. During the Guarantee Period, the Fund may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Fund uses futures to increase exposure or hedge existing exposure to a particular asset class. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

Use of Futures Contracts and Options During the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

Risks of Investing in Futures Contracts and Options. The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund’s expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

Portfolio Turnover. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. It is expected that the Fund may have a portfolio turnover rate in excess of 200%. A high portfolio turnover rate increases the Fund’s transaction costs and may increase your tax liability.

Transition Period. After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund’s Index Plus LargeCap Period investment objective.

 If you have any questions, please call 1-800-992-0180.
Other Considerations       5

THE GUARANTEE

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period (Guaranteed Amount). The Fund’s Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA pursuant to a financial guarantee insurance policy issued by MBIA for the benefit of the Fund. The Fund will pay to MBIA a fee equal to [    %] of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, MBIA will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call (800) 992-0180 for additional details regarding the Guarantee.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for an amount no less than the amount initially allocated to the Fund plus any accrued interest earned during the Offering Phase and less any applicable CDSC.

Example. Assume you invested $20,000 when the NAV was $10.00 per share. You will have 2,000 shares in your account.

Assume further that at the end of the day preceding the inception of the Guarantee Period ([October 3], 2001), the NAV has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of [October 3], 2001. To calculate your full guarantee, multiply the shares you own on [October 3], 2001 by the NAV per share for your class of shares on [October 3], 2001. Using our example:

Shares you own on [October 3], 2001	2,000.000
NAV per share on [October 3], 2001	X$10.02

Your Guaranteed Amount	$20,040.00

Your Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period.

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now December 11, 2001 and the Fund declares a dividend of $0.15 per share. Also, assume that the NAV is $11.25 per share at the end of the day on December 11, 2001.

To recalculate your Guarantee per Share:

1.	Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 2,000 shares by $0.15 per share to arrive at $300.00.

2.	Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $300.00 divided by $11.25 or 26.666 shares.

3.	Adjust your account for your additional shares. Add 2,000 and 26.666 to arrive at your new share balance of 2,026.666.

4.	Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $20,040.00 by 2,026.666 shares to arrive at the new Guarantee per Share of $9.88815.

5.	Your Guaranteed Amount still equals $20,040.00.

6      The Guarantee

THE GUARANTEE

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling 1-800-992-0180.

See “Dividends, Distribution and Taxes — Taxes in Relation to the Financial Guarantee” for additional details regarding the financial guarantee.

 If you have any questions, please call 1-800-992-0180.
The Guarantee       7

SHAREHOLDER

GUIDE	HOW TO PURCHASE SHARES

Purchase of Shares

Class Q Shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and “wrap accounts.” The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. The Fund also offers Class A, B, and C shares, which have different sales charges and other expenses that may affect its performance. You can obtain more information about these other share classes by calling (800) 992-0180.

All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than [October 3], 2001 ([September 5], 2001 in the case of IRA rollovers). Monies received after [October 3], 2001 will not be invested in the Fund, except under special circumstances as determined by the Board. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees

To pay for the cost of servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

Retirement Plans

You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Serving Agent at (800) 992-0180.

	Initial	Additional
Method	Investment	Investment
By Contacting Your Investment Professional	A financial consultant with an authorized firm can help you establish and maintain your account.	Visit or consult a financial consultant.
By Mail
Visit or speak with a financial consultant. Make your check payable to the Pilgrim Funds and mail it, along with a completed Application. Please indicate your investment professional on the New Account Application.

Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the Fund and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire
Call the ING Pilgrim Operations Department at (800) 336-3436 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust — Kansas City
ABA #101003621
Kansas City, MO
credit to:
(the Fund) A/C  #751-8315; for further credit to:
Shareholder A/C #
(A/C # you received over the telephone) Shareholder Name:
(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Pilgrim Funds
P.O. Box 219368
Kansas City, MO
64121-6368
Wire the funds in the same manner described under “Initial Investment.”
8      Shareholder Guide

SHAREHOLDER

HOW TO REDEEM SHARES	GUIDE

If you are a participant in qualified retirement plan, you should make redemptions through your plan administrator or sponsor who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Fund shares may be redeemed by shareholder prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

•	During the Index Plans Large Cap Period, you may elect to make periodic withdrawals from your account on a regular basis.

•	Your account must have a current value of at least $250,000.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Method	Procedures
By Contacting Your Financial Consultant	You may redeem by contacting your financial consultant who may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.
By Mail
Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Pilgrim Funds
P.O. Box 219368
Kansas City, MO 64121-6368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone — Expedited Redemption
You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       9

SHAREHOLDER

GUIDE	TRANSACTION POLICIES

Net Asset Value

The NAV per share for Class Q shares of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of the Fund is calculated by taking the value of the Fund’s assets attributable to Class Q shares, subtracting the Fund’s liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are value at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are value at their fair value as determined in good faith under the supervision of the Board of Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all the required steps set forth above under “Hot to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. In an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Easter Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange Class Q shares for Class Q shares of any other Pilgrim Fund that offers Class Q shares during the Index Plus LargeCap Period.

The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days’ prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

Systematic Exchange Privilege

During the Index Plus LargeCap Period, you may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ written notice to shareholders.

10      Shareholder Guide

SHAREHOLDER

TRANSACTION POLICIES	GUIDE

Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more share within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in a omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       11

ADVISER

MANAGEMENT OF THE FUND	AND SUB-ADVISER

ING Pilgrim Investments, LLC, a Delaware limited liability company (ING Pilgrim or Adviser), serves as the investment adviser to the Fund. ING Pilgrim has overall responsibility for the management of the Fund. ING Pilgrim provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of June 30, 2001, ING Pilgrim managed over [$XX] billion in assets.

ING Pilgrim’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Pilgrim is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase	0.25%
Guarantee Period	0.80%
Index Plus LargeCap Period	0.60%

ING Pilgrim has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus or Sub-Adviser), to serve as the investment sub-adviser to the Fund’s portfolio. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2001, Aeltus managed over [$XX] billion in assets.

Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

For its services, Aeltus is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase	0.125%
Guarantee Period	0.40%
Index Plus LargeCap Period	0.30%

Portfolio Management During the Guarantee Period

Asset Allocation. Mary Ann Fernandez, Vice President, Aeltus, serves as strategist for the Fund and is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

Equity Component. Hugh T. M. Whelan, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Whelan has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus’ fixed income group since 1994.

Douglas E. Coté, Portfolio Manager, Aeltus, co-manages the Equity Component. Mr. Coté has been serving as a quantitative equity analyst since 1996. Previously, Mr. Coté was responsible for developing quantitative applications for Aeltus’ equity department.

Fixed Component. The Fixed Component is managed by a team of Aeltus fixed-income specialists.

Portfolio Management During the Index Plus LargeCap Period

It is anticipated that Messrs. Whelan and Coté will manage the Fund during the Index Plus LargeCap Period.

12      Management of the Fund

DIVIDENDS,
DISTRIBUTIONS
AND TAXES

Dividends

Dividends are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the Fund will be reduced by the amount of the payment.

Dividend Reinvestment

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions invested in another Pilgrim Fund or paid in cash will reduce the Guarantee as described above. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on your Class Q shares invested in another Pilgrim Fund which offers Class Q shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your divided and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes in Relation to the Financial Guarantee. Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.

 If you have any questions, please call 1-800-992-0180.
Dividends, Distributions and Taxes       13

MORE INFORMATION ABOUT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities to changing interest rates.

Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, the Fund may, during the Index Plus LargeCap Period, lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of an increase the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest cost. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

14      More Information About Risks

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Fund in our:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission.

Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund’s SEC file number. The file number is: 811-8817.

IPPREDQ070501-051401